Accounts payable (Details Narrative)	Dec. 31, 2024 USD ($)
Carlos Moreira
Defined Benefit Plan Disclosure [Line Items]
Accounts payable	$ 953,397
John O'Hara
Defined Benefit Plan Disclosure [Line Items]
Accounts payable	381,359
Board Members
Defined Benefit Plan Disclosure [Line Items]
Accounts payable	51,852
WISeCoin AG
Defined Benefit Plan Disclosure [Line Items]
Accounts payable	435,757
WISeKey SA
Defined Benefit Plan Disclosure [Line Items]
Accounts payable	$ 236,877